Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Summary of Right-of-use Assets
Right‑of‑use assets related to leased properties that do not meet the definition of investment property are presented as property, plant and equipment.

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2025	108	30	138
Depreciation	(31)	(21)	(52)
Additions	37	79	116
Acquisition through business combination	15	—	15
Derecognition	(1)	—	(1)
Effects of movement in exchange rates	4	(2)	2
Balance at December 31, 2025	132	86	218

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2024	119	24	143
Depreciation	(29)	(19)	(48)
Additions	17	26	43
Acquisition through business combination	1	—	1
Derecognition	*	—	*
Effects of movement in exchange rates	*	(1)	(1)
Balance at December 31, 2024	108	30	138
* Amount less than $1 million
b)Amounts recognized in profit or loss

	2025	2024	2023
(in $ millions)	$	$	$
Interest on lease liabilities	17	12	13

Summary of Maturity Analysis of Operating Lease Payments Receivable

	2025	2024
(in $ millions)	$	$
Not later than one year	79	67
Later than one year and not later than five years	31	36